Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 18, 2018
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2018
Prospectus Date	rr_ProspectusDate	Apr. 18, 2018
Catalyst Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst Multi-Strategy Fund
Supplement [Text Block]	msft_SupplementTextBlock

Catalyst Multi-Strategy Fund

(formerly, Catalyst/Auctos Multi-Strategy Fund)

Class A: ACXAX Class C: ACXCX Class I: ACXIX

April 18, 2018

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2017, as supplemented January 2, 2018.

The following paragraphs hereby replace the first two paragraphs under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Principal Investment Strategy” and in the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“The Fund seeks to achieve its investment objective by (i) entering into both long and short positions in futures contracts and (ii) holding, directly or indirectly through investment in mutual funds and exchange traded funds (“ETFs”), cash, cash equivalents, and investment grade short-term fixed income securities, including government, government agency and corporate securities. The Fund’s strategy aims to achieve capital appreciation over the long-term. When the Fund invests in futures, it will primarily invest in futures contracts of domestic and developed foreign countries’ futures markets and will invest across multiple sectors of financial and commodity futures contracts and time frames. A futures contract is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. Examples of sectors in which the Fund may invest from time to time include stock indices, currencies, interest rates, metals, energy, livestock, soft commodities (such as cocoa, coffee, cotton and sugar) and grains. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below) that invests in the instruments.

The Fund will also hold, directly or indirectly through investment in mutual funds and ETFs, a large portion of its assets in cash, cash equivalents, and investment grade short-term fixed income securities, some or all of which will serve as margin or collateral for the Fund’s investments in futures contracts.”

The following information is hereby added to the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Principal Investment Risks” and to the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Risks”:

•	ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

•	Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	New Trading Advisor Risk. The Trading Advisor has limited experience managing a futures component of a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Trading Advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a futures component of a mutual fund from which to judge the Trading Advisor and the Trading Advisor may not achieve the intended result in managing the futures component of the Fund.

•	U.S. Agency Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government sponsored instrumentalities or enterprises.

•	Underlying Fund Risk. Other investment companies including mutual funds and ETFs (“Underlying Funds”) in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Advisor expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Effective April 1, 2018, Caddo Capital Management, LLC is the trading advisor to the Fund. Also effective April 1, 2018, Charles Ashley is a Portfolio Manager of the Fund. Any information to the contrary in the Prospectus and Summary Prospectus, as supplemented, should be disregarded. In connection with these changes, the Fund’s Summary Prospectus and Prospectus are hereby revised as follows:

○	The following sentence hereby replaces the first sentence of the third paragraph under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary Principal Investment Strategy” and in the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“Caddo Capital Management, LLC (the “Trading Advisor”) makes investment decisions for the futures component of the Fund’s portfolio based on the results of its investment program (the “Investment Program”).”

○	The following information is added under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary":

“Trading Advisor: Caddo Capital Management, LLC is the Fund’s trading advisor (the “Trading Advisor”).”

•	The following paragraph replaces the paragraph under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary –Portfolio Manager":

“Portfolio Managers: Darren J. Kottle, Chief Investment Officer of the Trading Advisor, is responsible for the day to day management of the futures component of the Fund’s portfolio. Charles Ashley, Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the cash, cash equivalents and fixed income portion of the Fund’s portfolio. Messrs. Kottle and Ashley have served the Fund as Portfolio Managers since January 2018 and April 2018, respectively.”

•	All information regarding the Portfolio Managers of the Fund is deleted and the following information is added under the section of the Fund’s Prospectus entitled “Management of the Funds”

“Trading Advisor – Caddo Capital Management, LLC

Caddo Capital Management, LLC, a Delaware corporation located at 1 Sansome Street, San Francisco, CA 94104, is the trading advisor to the Fund. The Trading Advisor is registered with the CFTC as a “commodity pool operator” and as a “commodity trading advisor”. In addition to serving as the trading advisor to the Fund, the Trading Advisor provides services to high-net worth individuals, family offices and other institutional investors. The principal owner of the Trading Advisor is Darren Kottle.

Subject to the oversight and approval of the Advisor, the Trading Advisor is responsible for making investment decisions and ordering the execution of portfolio transactions for the futures component of the Fund’s portfolio. In addition, the Trading Advisor is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the trading advisory services it provides to the Fund, the Advisor will pay the Trading Advisor 50% of the net management fees that the Advisor receives from the Fund.

“Portfolio Managers – Multi-Strategy Fund

Darren J. Kottle – Chief Investment Officer of the Trading Advisor

Darren J. Kottle is the founder and Chief Investment Officer of the Trading Advisor. Mr. Kottle has held these positions since 2011. He served as a Portfolio Manager of the Advisor from January 2018 to March 2018. From November 2008 until October 2011, Mr. Kottle was co-head of Financial Institution Solutions Group at Bank of America Merrill Lynch. Prior to that, he was employed by Citigroup from January 2001 until November 2008. Mr. Kottle graduated Phi Beta Kappa from Stanford University with Honors in June 1999 (B.A. in Economics). At Stanford, he conducted research for Nobel-prize winning economist Kenneth Arrow. Mr. Kottle is a CFA charter holder.”

Charles Ashley - Portfolio Manager of the Advisor

Mr. Ashley has served as a portfolio manager of the Advisor since November 2017. Mr. Ashley joined the Advisor in February 2016 as a senior analyst to provide investment research and assist with the day-to-day management of several mutual funds. Prior to joining the Advisor, he was the Executive Vice President of Absocold Corporation, a privately held white goods manufacturer, since 2013. From 2006 to 2013, he served in various sales and management roles with Absocold Corporation. His previous experience also includes equity sales and equity research at BMO Capital Markets in 2012. Mr. Ashley has an MBA from the University of Michigan Ross School of Business and a B.A. from the Michigan State University Eli Broad College of Business.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2017 and as supplemented from time to time, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The Fund seeks to achieve its investment objective by (i) entering into both long and short positions in futures contracts and (ii) holding, directly or indirectly through investment in mutual funds and exchange traded funds (“ETFs”), cash, cash equivalents, and investment grade short-term fixed income securities, including government, government agency and corporate securities. The Fund’s strategy aims to achieve capital appreciation over the long-term. When the Fund invests in futures, it will primarily invest in futures contracts of domestic and developed foreign countries’ futures markets and will invest across multiple sectors of financial and commodity futures contracts and time frames. A futures contract is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. Examples of sectors in which the Fund may invest from time to time include stock indices, currencies, interest rates, metals, energy, livestock, soft commodities (such as cocoa, coffee, cotton and sugar) and grains. Investment in these instruments may be made by the Fund directly or indirectly by investing through its Subsidiary (as described below) that invests in the instruments.

The Fund will also hold, directly or indirectly through investment in mutual funds and ETFs, a large portion of its assets in cash, cash equivalents, and investment grade short-term fixed income securities, some or all of which will serve as margin or collateral for the Fund’s investments in futures contracts.”

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	ETFs Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

•	Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	New Trading Advisor Risk. The Trading Advisor has limited experience managing a futures component of a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Trading Advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a futures component of a mutual fund from which to judge the Trading Advisor and the Trading Advisor may not achieve the intended result in managing the futures component of the Fund.

•	U.S. Agency Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government sponsored instrumentalities or enterprises.

•	Underlying Fund Risk. Other investment companies including mutual funds and ETFs (“Underlying Funds”) in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Advisor expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the Fund.